Analysis of Changes in Redeemable Noncontrolling Interests (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Redeemable Noncontrolling Interest [Line Items]
Balance at beginning of year	¥ 25,912
Other comprehensive income (loss)
Foreign currency translation adjustments	129,863	¥ 156,471	¥ 112,388
Balance at end of year	28,272	25,912
Redeemable Noncontrolling Interests
Redeemable Noncontrolling Interest [Line Items]
Balance at beginning of year	25,912
Acquisition of new subsidiaries		25,912
Comprehensive income (loss)
Net income	1,090
Other comprehensive income (loss)
Foreign currency translation adjustments	1,235
Changes in NTT's ownership interest in subsidiaries	35
Balance at end of year	¥ 28,272	¥ 25,912